Provisions - Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Contractual disputes / settlements	€ 85.7	€ 118.2
Obligations from onerous CMO contracts	50.7	80.2
Other	29.3	79.7
Total	165.7	278.1
Total current	144.8	269.3
Total non-current	€ 20.9	€ 8.8